Net (Loss) Income Per Share (“EPS”) (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Schedule of Segment Information

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Cost of revenue (excluding depreciation and amortization)	1,717	541	3,296	1,244
Selling, general and administrative (excluding depreciation and amortization)	13,625	793	16,283	1,567
Depreciation and amortization	18,145	2,509	22,868	3,880
Colocation lease cost	10,555	1,562	15,222	2,372
Total operating expenses	$44,042	$5,405	$57,669	$9,063

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Segment Information

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Years Ended December 31,
	2025	2024
Cost of revenue (excluding depreciation and amortization)	$3,891	$1,930
Selling, general and administrative (excluding depreciation and amortization)	18,269	1,745
Depreciation and amortization	10,536	2,534
Colocation lease cost	5,244	1,795
Total operating expenses	$37,940	$8,004